Basic and Diluted Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share Attributable to Common Stockholders - USD ($)	3 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Schedule of Basic and Diluted Earnings Per Share Attributable to Common Stockholders [Abstract]
Net loss – basic EPS	$ (2,266,789)		$ (546,831)		$ (3,430,642)	$ 58,191
Net loss – diluted EPS	$ (2,266,789)		$ (546,831)		$ (3,166,197)	$ 61,691
Basic weighted average shares outstanding	3,477,696	[1],[2]	3,303,333	[1],[2]	1,000,000	1,000,000
Diluted weighted average shares outstanding	3,477,696	[1],[2]	3,303,333	[1],[2]	1,000,000	1,001,648
Basic loss per share	$ (0.65)		$ (0.17)		$ (3.43)	$ 0.06
Diluted loss per share	$ (0.65)		$ (0.17)		$ (3.43)	$ 0.06

[1]	As described in Note 4 — Reverse recapitalization, the Earnout Shares that are contingently issuable in connection with the Business Combination are subject to vesting based on the Company’s financial performance during the earnout period. The Earnout Shares are excluded from the calculation of basic and diluted weighted-average number of common shares outstanding until vested.
[2]	Giving retroactive effect to reverse recapitalization effected on September 26, 2024 to reflect exchange ratio of approximately 3.3033 as described in Note 4.